Summary of Aggregate Carrying Value of Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Assets acquired:
Investments in real estate	$ 15,397
Intangible asset	353
Liabilities assumed:
Mortgage indebtedness	(10,238)
Carrying amount of net assets acquired	$ 5,512